Equity (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of classes of share capital [text block] [Abstract]
Schedule of changes in share capital
	Number of
	shares

Balance as of January 1, 2020 (audited)	224,087,799	*)

Issuance of shares and warrants	100,000,000

Exercise of warrants	66,861,280

Balance as of December 31, 2020 (audited)	390,949,079	*)

Issuance of shares and warrants	1,224,600

Balance as of June 30, 2021 (unaudited)	392,173,679	*)

*)	Net of 2,641,693 treasury shares of the Company, held by the Company.